CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 7(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	722	91.05%
Delinquency, No Missing Data	71	8.95%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	793	100.00%